RELATED PARTY TRANSACTIONS (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Affiliated Entity | VIE and its subsidiaries
RELATED PARTY TRANSACTIONS
Sales to affiliated companies	$ 12,172	$ 0	$ 117,213